Capital and financing transactions	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Capital and financing transactions
10.	Capital and financing transactions
Common shares

	For the three months ended
	January 31, 2026		January 31, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,236,305,738	$22,067	1,244,435,686	$22,054
Issued in relation to share-based payments, net	1,363,037	111	1,092,275	82
Repurchased for cancellation under the Normal Course Issuer Bid	(4,876,647)	(89)	–	–
Outstanding at end of period	1,232,792,128	$22,089	1,245,527,961	$22,136
Normal Course Issuer Bid
On May 28, 2025, the Bank announced that OSFI and the Toronto Stock Exchange approved a normal course issuer bid (the “2025 NCIB”) pursuant to which it may repurchase for cancellation up to 20 million of the Bank’s common shares. Purchases under the 2025 NCIB commenced on May 30, 2025, and will terminate upon the earlier of: (i) the Bank purchasing the maximum number of common shares under the 2025 NCIB, (ii) the Bank providing a notice of termination, or (iii) May 29, 2026.
During the quarter ended January 31, 2026, the Bank repurchased and cancelled approximately 4.9 million common shares at an average price of $99.51 per share for a total amount of $495 million, including tax.